Segment Information - Revenue information by segment and a reconciliation to consolidated total (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Information
Revenue	$ 97,361,634	$ 101,757,181	$ 101,282,333
Reconciliation to consolidated amounts:
Disposed operations	223,272	841,437	920,009
Eliminations and corporate expenses	(7,252,528)	(5,394,062)	(4,812,091)
Depreciation and amortisation expense	(21,641,650)	(21,540,222)	(20,278,881)
Income before other income or expense	17,291,740	18,321,617	18,690,274
Operating income	17,525,368	17,005,030	20,252,558
Reportable segments
Segment Information
Revenue	104,390,890	106,309,806	105,174,415
Cable
Segment Information
Revenue	45,367,108	41,701,982	36,233,042
Sky
Segment Information
Revenue	22,134,701	21,347,078	22,002,216
Content
Segment Information
Revenue	32,613,007	35,060,534	39,223,668
Other Businesses
Segment Information
Revenue	4,276,074	8,200,212	7,715,489
Operating segment
Segment Information
Revenue	97,361,634	101,757,181	101,282,333
Reconciliation to consolidated amounts:
Disposed operations	(3,991)	258,885	343,799
Eliminations and corporate expenses	(1,954,406)	(1,960,648)	(2,154,747)
Depreciation and amortisation expense	(21,260,787)	(21,008,796)	(19,834,202)
Income before other income or expense	17,291,740	18,321,617	18,690,274
Other income, net	233,628		1,562,284
Other expense, net		(1,316,587)
Operating income	17,525,368	17,005,030	20,252,558
Operating segment | Reportable segments
Segment Information
Revenue	104,390,890	106,309,806	105,174,415
Reconciliation to consolidated amounts:
Operating income	40,510,924	41,032,176	40,335,424
Operating segment | Cable
Reconciliation to consolidated amounts:
Operating income	18,898,301	17,797,571	15,302,500
Operating segment | Sky
Reconciliation to consolidated amounts:
Operating income	9,135,346	9,121,221	9,767,329
Operating segment | Content
Reconciliation to consolidated amounts:
Operating income	12,360,797	12,649,135	14,855,109
Operating segment | Other Businesses
Reconciliation to consolidated amounts:
Operating income	116,480	1,464,249	410,486
Intersegment Revenues
Segment Information
Revenue	(7,252,528)	(5,394,062)	(4,812,091)
Reconciliation to consolidated amounts:
Disposed operations		2,969	7,413
Eliminations and corporate expenses	(7,252,528)	(5,394,062)	(4,812,091)
Intersegment Revenues | Reportable segments
Segment Information
Revenue	(7,252,528)	(5,391,093)	(4,804,678)
Intersegment Revenues | Cable
Segment Information
Revenue	(710,357)	(591,618)	(560,186)
Intersegment Revenues | Sky
Segment Information
Revenue	(581,270)	(437,275)	(420,979)
Intersegment Revenues | Content
Segment Information
Revenue	(4,679,805)	(3,589,407)	(3,162,091)
Intersegment Revenues | Other Businesses
Segment Information
Revenue	(1,281,096)	(772,793)	(661,422)
Consolidated Revenues
Segment Information
Revenue	97,361,634	101,757,181	101,282,333
Reconciliation to consolidated amounts:
Disposed operations	223,272	838,468	912,596
Consolidated Revenues | Reportable segments
Segment Information
Revenue	97,138,362	100,918,713	100,369,737
Consolidated Revenues | Cable
Segment Information
Revenue	44,656,751	41,110,364	35,672,856
Consolidated Revenues | Sky
Segment Information
Revenue	21,553,431	20,909,803	21,581,237
Consolidated Revenues | Content
Segment Information
Revenue	27,933,202	31,471,127	36,061,577
Consolidated Revenues | Other Businesses
Segment Information
Revenue	$ 2,994,978	$ 7,427,419	$ 7,054,067